FINANCIAL INSTRUMENTS - Foreign Exchange Future and Forward Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ (6,673)	$ 3,900	$ (2,935)
Loss on foreign exchange contracts	7,537	8,537	3,423
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Loss on foreign exchange contracts	$ 13,727	10,673
Foreign exchange forward contracts | Argentina | Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)		$ (355)	$ 144